Revenue from contracts with customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Accounts receivables, net	$ 150.9	$ 254.1
Current contract liabilities (deferred revenues) (1)	4.0	5.3
Non-current contract liabilities (deferred revenues) (1)	$ 2.4	$ 4.1